Document and Entity Information	May 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2026
Entity Registrant Name	GALERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39114
Entity Tax Identification Number	46-1454898
Entity Address Address Line 1	101 Lindenwood Drive
Entity Address Address Line 2	Suite 225
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	610
Local Phone Number	725-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GRTX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001563577
Amendment Flag	false